Insurance business (Tables)	12 Months Ended
Dec. 31, 2020
Insurance Contracts [Abstract]
Schedule of net insurance premium income and liabilities under insurance contracts

Net insurance premium income
	Non-linked insurance	Linked life insurance	Investment contracts with DPF[1]	Total
	$m	$m	$m	$m
Gross insurance premium income	8,321	579	1,563	10,463
Reinsurers’ share of gross insurance premium income	(362)	(8)	—	(370)
Year ended 31 Dec 2020	7,959	571	1,563	10,093

Gross insurance premium income	9,353	489	2,266	12,108
Reinsurers’ share of gross insurance premium income	(1,465)	(7)	—	(1,472)
Year ended 31 Dec 2019	7,888	482	2,266	10,636

Gross insurance premium income	8,616	422	2,300	11,338
Reinsurers’ share of gross insurance premium income	(672)	(7)	—	(679)
Year ended 31 Dec 2018	7,944	415	2,300	10,659
1    Discretionary participation features.

Net insurance claims and benefits paid and movement in liabilities to policyholders
	Non-linked insurance	Linked life insurance	Investment contracts with DPF[1]	Total
	$m	$m	$m	$m
Gross claims and benefits paid and movement in liabilities	10,050	1,112	1,853	13,015
– claims, benefits and surrenders paid	3,695	900	2,083	6,678
– movement in liabilities	6,355	212	(230)	6,337
Reinsurers’ share of claims and benefits paid and movement in liabilities	(366)	(4)	—	(370)
– claims, benefits and surrenders paid	(430)	(10)	—	(440)
– movement in liabilities	64	6	—	70
Year ended 31 Dec 2020	9,684	1,108	1,853	12,645

Gross claims and benefits paid and movement in liabilities	11,305	1,217	3,810	16,332
– claims, benefits and surrenders paid	3,783	900	1,921	6,604
– movement in liabilities	7,522	317	1,889	9,728
Reinsurers’ share of claims and benefits paid and movement in liabilities	(1,402)	(4)	—	(1,406)
– claims, benefits and surrenders paid	(411)	(17)	—	(428)
– movement in liabilities	(991)	13	—	(978)
Year ended 31 Dec 2019	9,903	1,213	3,810	14,926

Gross claims and benefits paid and movement in liabilities	8,943	(446)	1,724	10,221
– claims, benefits and surrenders paid	3,852	1,088	1,869	6,809
– movement in liabilities	5,091	(1,534)	(145)	3,412
Reinsurers’ share of claims and benefits paid and movement in liabilities	(605)	191	—	(414)
– claims, benefits and surrenders paid	(311)	(181)	—	(492)
– movement in liabilities	(294)	372	—	78
Year ended 31 Dec 2018	8,338	(255)	1,724	9,807
1Discretionary participation features.

Liabilities under insurance contracts
		Non-linked insurance	Linked life insurance	Investment contracts with DPF[1]	Total
	Footnotes	$m	$m	$m	$m
Gross liabilities under insurance contracts at 1 Jan 2020		65,324	6,151	25,964	97,439
Claims and benefits paid		(3,695)	(900)	(2,083)	(6,678)
Increase in liabilities to policyholders		10,050	1,112	1,853	13,015
Exchange differences and other movements	2	785	86	2,544	3,415
Gross liabilities under insurance contracts at 31 Dec 2020		72,464	6,449	28,278	107,191
Reinsurers’ share of liabilities under insurance contracts		(3,434)	(14)	—	(3,448)
Net liabilities under insurance contracts at 31 Dec 2020		69,030	6,435	28,278	103,743

Gross liabilities under insurance contracts at 1 Jan 2019		57,283	5,789	24,258	87,330
Claims and benefits paid		(3,804)	(900)	(1,900)	(6,604)
Increase in liabilities to policyholders		11,326	1,217	3,789	16,332
Exchange differences and other movements	2	519	45	(183)	381
Gross liabilities under insurance contracts at 31 Dec 2019		65,324	6,151	25,964	97,439
Reinsurers’ share of liabilities under insurance contracts		(3,521)	(71)	—	(3,592)
Net liabilities under insurance contracts at 31 Dec 2019		61,803	6,080	25,964	93,847
1Discretionary participation features.
2‘Exchange differences and other movements’ includes movements in liabilities arising from net unrealised investment gains recognised in other comprehensive income.